Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15. Derivative Instruments and Hedging Activities
The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.
Foreign Exchange Risk
From time to time the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2018, the Company was not committed to any foreign currency forward contracts.

The Company enters into cross currency swaps and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of Teekay LNG's NOK-denominated bonds due in 2020, 2021 and 2023. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2020, 2021 and 2023. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2020, 2021 and 2023. As at December 31, 2018, Teekay LNG was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of (Liability) / Asset	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
1,000,000	134,000	NIBOR	3.70%	5.92%	(18,315)	1.4
1,200,000	146,500	NIBOR	6.00%	7.72%	(4,727)	2.8
850,000	102,000	NIBOR	4.60%	7.89%	(6,080)	4.7
					(29,122)

Interest Rate Risk
The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2018, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,162,476	(22,443)	3.7	2.9
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	86,477	(11,092)	4.7	3.8
			(33,535)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2018, ranged from 0.3% to 3.95%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Two interest rate swaps are subject to mandatory early termination in 2020 and 2021, at which time the swaps will be settled based on their fair value.

Stock Purchase Warrants
As at December 31, 2018, Teekay held 15.5 million Brookfield Transaction Warrants (see Notes 4 and 11). The fair value of the Brookfield Transaction Warrants was $11.8 million as at December 31, 2018.

As of December 31, 2018, Teekay held 1,755,000 Series D Warrants (see Notes 4 and 11). The fair value of the Series D Warrants was $0.2 million as at December 31, 2018.

Upon completion of the TIL merger, TIL stock purchase warrants previously held by the Company were cancelled. As a result, no value is recorded for these warrants on the Company's consolidated balance sheet as at December 31, 2018 (see Note 11).
Tabular Disclosure
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	784	2,362	20	—	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	—	—
Interest rate swap agreements	2,915	2,973	(2,498)	(7,419)	(32,672)
Cross currency swap agreements	—	—	(713)	(4,729)	(23,680)
Stock purchase warrants	—	12,026	—	—	—
Forward freight agreements	—	—	—	(57)	—
	3,699	17,361	(3,191)	(12,205)	(56,352)
As at December 31, 2017

Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,037	(18)	(751)	(7)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	96	—	—	(15)	—
Interest rate swap agreements	1,124	4,319	(4,836)	(35,134)	(38,213)
Cross currency swap agreements	—	5,042	(810)	(44,523)	(10,168)
Stock purchase warrants	—	30,749	—	—	—
	1,220	41,147	(5,664)	(80,423)	(48,388)

As at December 31, 2018, the Company had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s consolidated balance sheets. As at December 31, 2018, these derivatives had an aggregate fair value asset amount of $9.5 million (December 31, 2017 – $9.8 million) and an aggregate fair value liability amount of $55.8 million (December 31, 2017 – $86.1 million). As at December 31, 2018, the Company had $6.8 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements (December 31, 2017 – $22.3 million). The deposit is presented in restricted cash – current and long-term on the consolidated balance sheets.

During 2017, as part of the Brookfield Transaction (see Note 4), Teekay was released from all of its previous guarantees relating to Teekay Offshore's interest rate swap and cross currency swap agreements.

For the periods indicated, the following table presents the effective portion of gains (losses) on consolidated interest rate swap agreements designated and qualifying as cash flow hedges:

Year Ended December 31, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion (3)
$	$	$
2,128	(152)	740	Interest expense

Year Ended December 31, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI (1)	Reclassified from AOCI (2)	Portion (3)
$	$	$
(31)	(1,614)	(746)	Interest expense
(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Realized and unrealized (losses) and gains from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the consolidated statements of (loss) income. The effect of the (losses) and gains on derivatives not designated as hedging instruments in the consolidated statements of (loss) income are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Realized (losses) gains relating to:
Interest rate swap agreements	(13,898)	(53,921)	(87,320)
Interest rate swap agreement terminations	(13,681)	(610)	(8,140)
Foreign currency forward contracts	—	667	(11,186)
Time charter swap agreement	—	1,106	2,154
Forward freight agreements	137	270	—
	(27,442)	(52,488)	(104,492)
Unrealized gains (losses) relating to:
Interest rate swap agreements	33,700	17,005	62,446
Foreign currency forward contracts	—	3,925	15,833
Stock purchase warrants	(21,053)	(6,421)	(9,753)
Time-charter swap agreement	—	(875)	875
Forward Freight Agreements	(57)	—	—
	12,590	13,634	69,401
Total realized and unrealized losses on derivative instruments	(14,852)	(38,854)	(35,091)

Realized and unrealized losses of the cross currency swaps are recognized in earnings and reported in foreign exchange gain (loss) in the consolidated statements of (loss) income. The effect of the gains (losses) on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2018 $	2017 $	2016 $
Realized losses on maturity and/or partial termination of cross currency swap	(42,271)	(25,733)	(41,707)
Realized losses	(6,533)	(18,494)	(38,564)
Unrealized gains	21,240	82,668	75,033
Total realized and unrealized (losses) gains on cross currency swaps	(27,564)	38,441	(5,238)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.